UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 99.4%
Real Estate – 94.7%
Diversified Real Estate Activities – 5.4%
Kerry Properties Ltd.	141,500	$536,613
Mitsubishi Estate Co., Ltd.	40,100	664,959
Mitsui Fudosan Co., Ltd.	142,200	3,253,655
Sumitomo Realty & Development Co., Ltd.	55,000	1,903,742
Sun Hung Kai Properties Ltd.	44,000	653,369
UOL Group Ltd.	111,700	562,297

		7,574,635

Diversified REITs – 9.3%
Armada Hoffler Properties, Inc.	77,025	1,200,820
Covivio	11,270	1,178,769
Dream Global Real Estate Investment Trust	61,720	692,399
Empire State Realty Trust, Inc.—Class A	66,170	1,163,930
GPT Group (The)	361,630	1,345,156
H&R Real Estate Investment Trust	54,770	852,397
Hulic Reit, Inc.	769	1,130,119
ICADE	7,090	691,565
Kenedix Office Investment Corp.—Class A	180	1,117,662
Land Securities Group PLC	98,420	1,171,506
Merlin Properties Socimi SA	95,445	1,331,028
Mirvac Group	629,760	1,103,344

		12,978,695

Health Care REITs – 5.2%
HCP, Inc.	68,810	1,859,934
Healthcare Realty Trust, Inc.	35,450	1,097,532
LTC Properties, Inc.	16,990	789,186
Medical Properties Trust, Inc.	119,730	1,801,937
Sabra Health Care REIT, Inc.	71,680	1,690,214

		7,238,803

Hotel & Resort REITs – 3.9%
Japan Hotel REIT Investment Corp.	557	422,021
MGM Growth Properties LLC—Class A	36,170	1,111,504
Park Hotels & Resorts, Inc.	45,830	1,533,013
RLJ Lodging Trust	74,540	1,633,171
Summit Hotel Properties, Inc.	52,190	716,569

		5,416,278

Industrial REITs – 9.2%
Duke Realty Corp.	76,290	2,173,502
Goodman Group	164,810	1,269,398
PLA Administradora Industrial S de RL de CV(a)	234,500	351,653
Prologis, Inc.	69,340	4,658,261
Rexford Industrial Realty, Inc.	41,460	1,347,450
Segro PLC	62,436	533,825
STAG Industrial, Inc.	60,700	1,752,409
Tritax Big Box REIT PLC	379,870	743,920

		12,830,418

Office REITs – 11.3%
Alexandria Real Estate Equities, Inc.	16,380	2,102,373
alstria office REIT-AG	42,960	649,320
Brandywine Realty Trust	60,510	1,014,148

Company	Shares	U.S. $ Value
CapitaLand Commercial Trust	659,300	$850,535
Champion REIT	982,000	722,277
City Office REIT, Inc.	31,980	412,862
Columbia Property Trust, Inc.	64,529	1,553,858
Corporate Office Properties Trust	50,620	1,558,084
Hibernia REIT PLC	217,000	380,343
Highwoods Properties, Inc.	23,130	1,150,486
Japan Real Estate Investment Corp.	265	1,409,651
JBG SMITH Properties	20,790	778,793
Kilroy Realty Corp.	18,380	1,344,313
Nippon Building Fund, Inc.	122	710,240
Workspace Group PLC	83,620	1,155,169

		15,792,452

Real Estate Development – 3.1%
CK Asset Holdings Ltd.	477,500	3,405,404
Metrovacesa SA(a) (b)	22,700	335,626
Times China Holdings Ltd.	542,000	643,723

		4,384,753

Real Estate Operating Companies – 13.0%
Aroundtown SA	183,010	1,631,664
Azrieli Group Ltd.	11,670	606,077
CA Immobilien Anlagen AG	34,131	1,251,915
Deutsche Wohnen SE	67,820	3,428,540
Entra ASA(b)	47,512	688,838
Essential Properties Realty Trust, Inc.(a)	58,720	837,347
Fabege AB	73,230	978,533
Hemfosa Fastigheter AB	84,500	1,149,588
Kungsleden AB	76,720	599,898
Swire Properties Ltd.	350,400	1,377,582
Vonovia SE	80,636	4,136,191
Wharf Real Estate Investment Co., Ltd.	230,000	1,526,015

		18,212,188

Real Estate Services – 0.8%
Unibail-Rodamco-Westfield	5,050	1,060,538

Residential REITs – 13.9%
American Campus Communities, Inc.	46,780	1,961,485
American Homes 4 Rent—Class A	89,140	2,068,048
Camden Property Trust	25,640	2,437,338
Essex Property Trust, Inc.	11,760	2,896,253
Independence Realty Trust, Inc.	136,280	1,407,772
Japan Rental Housing Investments, Inc.	1,229	995,412
Killam Apartment Real Estate Investment Trust	127,900	1,555,382
Mid-America Apartment Communities, Inc.	24,430	2,529,971
Sun Communities, Inc.	23,383	2,412,658
UNITE Group PLC (The)	104,271	1,200,240

		19,464,559

Retail REITs – 13.1%
Brixmor Property Group, Inc.	95,090	1,732,540
Charter Hall Retail REIT	218,731	669,167
Fukuoka REIT Corp.	533	817,118
Japan Retail Fund Investment Corp.	304	550,142
Kenedix Retail REIT Corp.	311	665,763
Link REIT	178,761	1,781,771

Company	Shares	U.S. $ Value
National Retail Properties, Inc.	44,240	$2,039,022
Regency Centers Corp.	36,980	2,441,789
Retail Opportunity Investments Corp.	68,090	1,344,097
Simon Property Group, Inc.	34,468	6,308,678

		18,350,087

Specialized REITs – 6.5%
American Tower Corp.	4,980	742,618
CubeSmart	59,270	1,810,698
Digital Realty Trust, Inc.	22,520	2,798,786
EPR Properties	17,070	1,197,973
Equinix, Inc.	2,630	1,147,022
National Storage Affiliates Trust	36,040	1,022,094
Safestore Holdings PLC	50,150	345,781

		9,064,972

		132,368,378

Materials – 1.4%
Construction Materials – 1.4%
Buzzi Unicem SpA	22,750	457,630
Fletcher Building Ltd.	149,667	629,939
Grupo Cementos de Chihuahua SAB de CV	141,610	925,920

		2,013,489

Transportation – 0.9%
Airport Services – 0.7%
Sydney Airport	185,370	962,508

Highways & Railtracks – 0.2%
Transurban Group(c) (d) (e)	39,219	334,722

		1,297,230

Capital Goods – 0.8%
Construction & Engineering – 0.5%
Shimizu Corp.	75,700	661,484

Industrial Conglomerates – 0.3%
Hopewell Holdings Ltd.	128,500	447,922

		1,109,406

Health Care Equipment & Services – 0.7%
Health Care Facilities – 0.7%
Chartwell Retirement Residences	78,410	907,273

Banks – 0.5%
Diversified Banks – 0.5%
Banco Comercial Portugues SA(a)	2,188,040	637,466

Consumer Durables & Apparel – 0.4%
Homebuilding – 0.4%
Construtora Tenda SA(a)	45,700	330,989
MRV Engenharia e Participacoes SA	73,100	233,311

		564,300

Total Common Stocks (cost $120,931,152)		138,897,542

	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc.—Government Money Market Portfolio—Class AB, 1.87%(f) (g) (h) (cost $390,661)	390,661		$390,661

	Principal Amount (000)
Time Deposits – 0.2%
BBH Grand Cayman
(1.42)%, 9/03/18	CHF	3	2,598
(0.92)%, 9/03/18	SEK	125	13,632
(0.57)%, 9/03/18	EUR	9	10,324
(0.23)%, 9/03/18	JPY	1,411	12,696
0.15%, 9/03/18	NOK	115	13,706
0.37%, 9/03/18	GBP	20	26,062
0.59%, 9/04/18	CAD	26	19,660
0.80%, 9/03/18	NZD	16	10,789
0.90%, 9/03/18	AUD	200	143,869
HKD HK & Shanghai BK, Hong Kong
0.57%, 9/03/18	HKD	809	103,059
SGD HK & Shanghai BK, Singapore
0.55%, 9/03/18	SGD	33	24,259

Total Time Deposits (cost $382,495)			380,654

Total Short-Term Investments (cost $773,156)			771,315

Total Investments – 99.9% (cost $121,704,308)(i)			139,668,857
Other assets less liabilities – 0.1%			80,054

Net Assets – 100.0%			$139,748,911

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	541	USD	689	9/14/18	$(12,258)
Bank of America, NA	JPY	61,184	USD	547	9/14/18	(4,097)
Bank of America, NA	USD	1,387	SGD	1,853	9/14/18	(36,723)
Barclays Bank PLC	BRL	1,450	USD	389	9/05/18	32,746
Barclays Bank PLC	USD	351	BRL	1,450	9/05/18	5,355
Barclays Bank PLC	EUR	612	USD	717	9/14/18	6,315
Barclays Bank PLC	USD	1,347	CHF	1,320	9/14/18	15,861
Barclays Bank PLC	USD	1,123	JPY	123,937	9/14/18	(6,755)
Brown Brothers Harriman & Co.	AUD	804	USD	613	9/14/18	35,478
Brown Brothers Harriman & Co.	CAD	622	USD	471	9/14/18	(5,486)
Brown Brothers Harriman & Co.	EUR	703	USD	828	9/14/18	11,200
Brown Brothers Harriman & Co.	NOK	1,784	USD	221	9/14/18	7,692

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	SEK	7,656	USD	865	9/14/18	$27,384
Brown Brothers Harriman & Co.	USD	1,408	AUD	1,903	9/14/18	(40,256)
Brown Brothers Harriman & Co.	USD	193	CAD	253	9/14/18	708
Brown Brothers Harriman & Co.	USD	880	EUR	755	9/14/18	(3,478)
Brown Brothers Harriman & Co.	USD	717	GBP	541	9/14/18	(15,870)
Brown Brothers Harriman & Co.	USD	153	NZD	229	9/14/18	(1,228)
Brown Brothers Harriman & Co.	USD	497	SEK	4,250	9/14/18	(31,534)
Brown Brothers Harriman & Co.	USD	371	SEK	3,406	9/14/18	1,326
Brown Brothers Harriman & Co.	USD	385	SGD	525	9/14/18	(2,600)
Brown Brothers Harriman & Co.	EUR	299	USD	349	12/14/18	(1,106)
Brown Brothers Harriman & Co.	NOK	2,793	USD	331	12/14/18	(3,770)
Brown Brothers Harriman & Co.	SEK	2,692	USD	306	12/14/18	8,840
Brown Brothers Harriman & Co.	USD	14	SEK	127	12/14/18	52
Citibank, NA	BRL	1,450	USD	351	9/05/18	(5,354)
Citibank, NA	USD	351	BRL	1,450	9/05/18	5,244
Citibank, NA	USD	1,478	JPY	162,197	9/14/18	(17,695)
Citibank, NA	BRL	1,450	USD	350	10/02/18	(5,058)
Deutsche Bank AG	MXN	22,317	USD	1,068	9/14/18	(98,367)
Deutsche Bank AG	USD	964	EUR	844	9/14/18	15,919
Goldman Sachs Bank USA	JPY	73,375	USD	666	9/14/18	5,122
Goldman Sachs Bank USA	JPY	74,350	USD	679	12/14/18	5,102
Morgan Stanley & Co. LLC	EUR	1,170	USD	1,383	9/14/18	24,228
Morgan Stanley & Co. LLC	JPY	62,753	USD	572	9/14/18	7,298
Royal Bank of Scotland PLC	AUD	798	USD	611	9/14/18	37,312
Standard Chartered Bank	JPY	88,822	USD	817	9/14/18	16,922
Standard Chartered Bank	NZD	990	USD	694	9/14/18	39,364
UBS AG	EUR	1,015	USD	1,184	9/14/18	5,176
UBS AG	USD	604	AUD	798	9/14/18	(30,277)

						$(7,268)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $1,024,464 or 0.7% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,913,521 and gross unrealized depreciation of investments was $(2,956,240), resulting in net unrealized appreciation of $17,957,281.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – Euro
GBP – Great British Pound
HKD – Hong Kong Dollar
JPY – Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
SGD – Singapore Dollar
USD – United States Dollar

Glossary:
REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

August 31, 2018 (unaudited)

52.7%	United States
10.2%	Japan
7.5%	Hong Kong
7.0%	Germany
4.1%	Australia
3.7%	United Kingdom
2.9%	Canada
2.1%	France
2.0%	Sweden
1.2%	Spain
1.0%	Singapore
0.9%	Mexico
0.9%	Austria
3.3%	Other
0.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of August 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.5% or less in the following countries: Brazil, China, Ireland, Israel, Italy, New Zealand and Portugal.

AB Global Real Estate Investment Fund

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Real Estate	$78,664,627	$53,703,751	$-0-	$132,368,378
Materials	925,920	1,087,569	-0-	2,013,489
Transportation	-0-	962,508	334,722	1,297,230
Capital Goods	-0-	1,109,406	-0-	1,109,406
Health Care Equipment & Services	907,273	-0-	-0-	907,273
Banks	-0-	637,466	-0-	637,466
Consumer Durables & Apparel	564,300	-0-	-0-	564,300
Short-Term Investments:
Investment Companies	390,661	-0-	-0-	390,661
Time Deposits	-0-	380,654	-0-	380,654

Total Investments in Securities	81,452,781	57,881,354+	334,722	139,668,857
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	314,644	-0-	314,644
Liabilities
Forward Currency Exchange Contracts	-0-	(321,912)	-0-	(321,912)

Total^	$81,452,781	$57,874,086	$334,722	$139,661,589

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^

An amount of $ 10,311,954 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Transportation
Balance as of 11/30/17	$-0-
Accrued discounts/(premiums)	-0-
Realized gain (loss)	31,377
Change in unrealized appreciation/depreciation	(108,402)
Purchases	-0-
Sales	(328,636)
Transfers into level 3	740,383
Transfers out of level 3	-0-

Balance as of 8/31/18	$334,722

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18	$(108,402	) +

+	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2018 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,145	$32,055	$32,809	$391	$7
Government Money Market
Portfolio*	655	10,239	10,894	0	0	**

				$391	$7

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 23, 2018